Tax-Related Balances - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Text Block [Abstract]
Loss before Tax	€ (72,253)	€ (9,280)
Tax income (at 25%)	18,063	2,320
Unrecognized deferred tax assets on tax losses	(18,063)	(2,320)
Deductions and credits generated	(1,556)	(549)
Other adjustments	(65)	(40)
Income tax expense/(income)	€ (1,621)	€ (589)